USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	97.7%
Advertising	5.1%
Interpublic Group of Cos., Inc. (The)	3.3%	6,020	$196,432
Omnicom Group, Inc.	1.8%	1,118	108,178
			304,610
Banks	21.9%
Associated Banc-Corp.	2.3%	6,306	135,642
Bank of America Corp.	2.2%	3,493	132,455
Bank of New York Mellon Corp. (The)	3.5%	3,548	204,436
East West Bancorp, Inc.	2.1%	1,580	124,994
Goldman Sachs Group, Inc. (The)	3.8%	532	222,211
JPMorgan Chase & Co.	5.3%	1,574	315,272
Royal Bank of Canada	2.7%	1,615	162,921
			1,297,931
Beverages	4.2%
Coca-Cola Co. (The)	4.2%	4,068	248,880
Biotechnology	2.6%
Gilead Sciences, Inc.	2.6%	2,064	151,188
Chemicals	1.9%
Nutrien Ltd.	1.9%	2,047	111,173
Diversified Financial Services	5.9%
CME Group, Inc.	2.4%	671	144,460
Jefferies Financial Group, Inc.	3.5%	4,688	206,741
			351,201
Healthcare-Products	3.5%
Medtronic PLC	3.5%	2,374	206,894
Insurance	4.0%
Old Republic International Corp.	4.0%	7,663	235,407
Media	3.8%
Comcast Corp. – Class A	3.8%	5,163	223,816
Packaging & Containers	1.8%
Sonoco Products Co.	1.8%	1,823	105,442
Pharmaceuticals	14.0%
AbbVie, Inc.	4.2%	1,350	245,835
Cardinal Health, Inc.	1.5%	811	90,751
Johnson & Johnson	3.9%	1,454	230,008
Merck & Co., Inc.	2.7%	1,211	159,791
Pfizer, Inc.	1.7%	3,638	100,955
			827,340
REITS	9.6%
Camden Property Trust	1.2%	710	69,864

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

	% of Total Net Assets	Shares	Market Value
Common Stocks (continued)
REITS (continued)
Host Hotels & Resorts, Inc.	2.5%	7,182	$148,524
Lamar Advertising Co. – Class A	2.6%	1,306	155,949
Mid-America Apartment Communities, Inc.	1.2%	520	68,422
STAG Industrial, Inc.	2.1%	3,217	123,661
			566,420
Retail	2.3%
MSC Industrial Direct Co., Inc. – Class A	2.3%	1,423	138,088
Semiconductors	8.1%
Broadcom, Inc.	4.4%	196	259,780
Texas Instruments, Inc.	3.7%	1,265	220,376
			480,156
Software	4.2%
Paychex, Inc.	4.2%	2,015	247,442
Telecommunications	3.5%
Cisco Systems, Inc.	3.5%	4,201	209,672
Transportation	1.3%
United Parcel Service, Inc. – Class B	1.3%	536	79,666
Total Common Stocks
(Cost $5,083,606)	97.7%		5,785,326
Money Market Funds	2.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(a)
(Cost $121,468)	2.1%	121,468	121,468
Total Investments
(Cost $5,205,074)	99.8%		5,906,794
Other Assets in Excess of Liabilities	0.2%		10,545
Total Net Assets	100.0%		$5,917,339

(a)	Reflects the 7-day yield at March 31, 2024.

Summary of Investments by Country^
United States	95.4%
Canada	4.6
100.0%

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

Summary of Investments by Sector^
Financial	41.5%
Consumer, Non-cyclical	24.3
Communications	12.5
Technology	12.3
Industrial	3.1
Consumer, Cyclical	2.3
Money Market Funds	2.1
Basic Materials	1.9
100.0%

^	As a percentage of total investments.